Business combinations - Acquisition of Mudbath - Narrative (Details) £ / shares in Units, £ in Thousands		12 Months Ended			14 Months Ended
	May 10, 2023 GBP (£) shares £ / shares	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2022 GBP (£)	Jun. 30, 2024 GBP (£) shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares		708,248	215,792		708,248
Fair value movement of financial liabilities		£ 10,663	£ 12,247	£ 0
Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Initial cash consideration	£ 7,361	7,331			£ 7,331
Equity interests of acquirer	£ 2,831	2,831			2,831
Share price (in GBP per share) | £ / shares	£ 39.94
Fair value of deferred consideration	£ 1,084	1,084			1,084
Contingent consideration payment period	18 months
Fair value of contingent consideration	£ 3,823	£ 3,823			£ 3,823
Contingent consideration, payout, in percentage		37.00%			37.00%
Fair value movement of financial liabilities					£ 1,500
Deferred tax liability	899	£ 899			899
Intangible assets - client relationships	£ 2,997	£ 2,997			£ 2,997
Mudbath & Co Pty Ltd | Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration, payout, in percentage	70.00%
Mudbath & Co Pty Ltd | Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares	70,866